UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, November 14, 2011

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 124

Form 13F Information Table Value Total: 210,214 (thousands)

List of Other Included Managers: None

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                           COM             88579Y101      251    3,500     SH             Sole               3,500
ABBOTT LABS                     COM             002824100      460    9,000     SH             Sole               9,000
AES CORP                        COM             00130H105      103   10,600     SH             Sole              10,600
AFLAC INC                       COM             001055102    1,782   51,000     SH             Sole              51,000
AIRGAS INC                      COM             009363102    3,421   53,600     SH             Sole              53,600
ALCOA INC                       COM             013817101      118   12,300     SH             Sole              12,300
ALLSTATE CORP                   COM             020002101      211    8,900     SH             Sole               8,900
ALTRIA GROUP INC                COM             02209S103      593   22,100     SH             Sole              22,100
AMER ELEC PWR INC               COM             025537101      202    5,300     SH             Sole               5,300
AMERICAN EXPRESS CO             COM             025816109    4,023   89,607     SH             Sole              89,607
AMERICAN INTL GROUP INC         COM NEW         026874784      288   13,100     SH             Sole              13,100
AMGEN INC                       COM             031162100      313    5,700     SH             Sole               5,700
APACHE CORP                     COM             037411105    3,129   39,000     SH             Sole              39,000
APPLE INC                       COM             037833100    6,349   16,650     SH             Sole              16,650
AT&T INC                        COM             00206R102    7,277  255,150     SH             Sole             255,150
AVAGO TECHNOLOGIES LTD          SHS             Y0486S104    1,547   47,200     SH             Sole              47,200
BANK OF AMERICA CORPORATION     COM             060505104    4,505  736,145     SH             Sole             736,145
BANK OF MONTREAL QUE            COM             063671101      244    4,327     SH             Sole               4,327
BANK OF NOVA SCOTIA HALIFAX     COM             064149107      293    5,800     SH             Sole               5,800
BCE INC                         COM NEW         05534B760      290    7,700     SH             Sole               7,700
BERKSHIRE HATHAWAY INC DEL      CL A            084670108    1,282       12     SH             Sole                  12
BOEING CO                       COM             097023105      309    5,100     SH             Sole               5,100
BOSTON SCIENTIFIC CORP          COM             101137107      101   17,100     SH             Sole              17,100
BRISTOL MYERS SQUIBB CO         COM             110122108      424   13,500     SH             Sole              13,500
CANADIAN NAT RES LTD            COM             136385101    4,273  144,700     SH             Sole             144,700
CARDINAL HEALTH INC             COM             14149Y108      297    7,100     SH             Sole               7,100
CARNIVAL CORP                   PAIRED CTF      143658300    4,536  149,700     SH             Sole             149,700
CATERPILLAR INC DEL             COM             149123101      229    3,100     SH             Sole               3,100
CHEVRON CORP NEW                COM             166764100    4,794   51,811     SH             Sole              51,811
CISCO SYSTEMS INC               COM             17275R102      541   34,900     SH             Sole              34,900
CITIGROUP INC                   COM NEW         172967424    5,808  226,713     SH             Sole             226,713
CITRIX SYSTEMS INC              COM             177376100    2,882   52,850     SH             Sole              52,850
COCA COLA CO                    COM             191216100    5,260   77,861     SH             Sole              77,861
COGNIZANT TECHNOLOGY SOLUTIO    CL A            192446102    3,665   58,450     SH             Sole              58,450
COMCAST CORP NEW                CL A            20030N101      370   17,700     SH             Sole              17,700
CONOCOPHILLIPS                  COM             20825C104    1,076   17,000     SH             Sole              17,000
COSTCO WHSL CORP NEW            COM             22160K105      271    3,300     SH             Sole               3,300
CVS CAREMARK CORPORATION        COM             126650100      373   11,100     SH             Sole              11,100
DELL INC                        COM             24702R101      294   20,800     SH             Sole              20,800
DISNEY WALT CO                  COM DISNEY      254687106    3,861  128,016     SH             Sole             128,016
DOMINION RES INC VA NEW         COM             25746U109      244    4,800     SH             Sole               4,800
DOW CHEM CO                     COM             260543103      234   10,400     SH             Sole              10,400
DU PONT E I  DE NEMOURS & CO    COM             263534109      228    5,700     SH             Sole               5,700
DUKE ENERGY CORP NEW            COM             26441C105      326   16,300     SH             Sole              16,300
DUN & BRADSTREET CORP DEL NE    COM             26483E100    2,388   38,989     SH             Sole              38,989
ECOPETROL S A                   SPONSORED ADS   279158109      451   11,200     SH             Sole              11,200
EDWARDS LIFESCIENCES CORP       COM             28176E108    3,550   49,800     SH             Sole              49,800
ENCANA CORP                     COM             292505104      203   10,500     SH             Sole              10,500
EOG RES INC                     COM             26875P101    3,263   45,950     SH             Sole              45,950
EXELON CORP                     COM             30161N101      315    7,400     SH             Sole               7,400
EXPRESS SCRIPTS INC             COM             302182100    3,518   94,900     SH             Sole              94,900
EXXON MOBIL CORP                COM             30231G102    2,573   35,425     SH             Sole              35,425

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP             COM             316773100      104   10,300     SH             Sole              10,300
FINISAR CORP                    COM NEW         31787A507    1,401   79,850     SH             Sole              79,850
FIRSTENERGY CORP                COM             337932107      229    5,100     SH             Sole               5,100
FLEXTRONICS INTL LTD            ORD             Y2573F102       88   15,600     SH             Sole              15,600
FORD MOTOR CO DEL               COM             345370860      421   43,500     SH             Sole              43,500
FREEPORT-MCMORAN COPPER & GO    COM             35671D857    3,704  121,646     SH             Sole             121,646
GENERAL DYNAMICS CORP           COM             369550108    3,491   61,368     SH             Sole              61,368
GENERAL ELECTRIC CO             COM             369604103    1,967  129,100     SH             Sole             129,100
GENERAL MOTORS CO               COM             37045V100      400   19,800     SH             Sole              19,800
GOLDMAN SACHS GROUP INC         COM             38141G104      473    5,000     SH             Sole               5,000
GOOGLE INC                      CL A            38259P508    4,069    7,900     SH             Sole               7,900
HEWLETT PACKARD CO              COM             428236103      429   19,100     SH             Sole              19,100
HOME DEPOT INC                  COM             437076102    4,639  141,135     SH             Sole             141,135
INGERSOLL RAND PLC              SHS             G47791101    2,885  102,700     SH             Sole             102,700
INTEL CORP                      COM             458140100      719   33,700     SH             Sole              33,700
INTERNATIONAL BUSINESS MACHS    COM             459200101      928    5,300     SH             Sole               5,300
JOHNSON & JOHNSON               COM             478160104    7,409  116,300     SH             Sole             116,300
JPMORGAN CHASE & CO             COM             46625H100    4,196  139,321     SH             Sole             139,321
KEYCORP NEW                     COM             493267108       71   12,000     SH             Sole              12,000
KIMBERLY CLARK CORP             COM             494368103      220    3,100     SH             Sole               3,100
KRAFT FOODS INC                 CL A            50075N104      429   12,789     SH             Sole              12,789
KROGER CO                       COM             501044101      244   11,100     SH             Sole              11,100
LILLY ELI & CO                  COM             532457108      351    9,500     SH             Sole               9,500
LOCKHEED MARTIN CORP            COM             539830109      240    3,300     SH             Sole               3,300
LOWES COS INC                   COM             548661107      244   12,600     SH             Sole              12,600
MANPOWERGROUP INC               COM             56418H100    3,688  109,700     SH             Sole             109,700
MANULIFE FINANCIAL              COM             56501R106      219   19,100     SH             Sole              19,100
MCDONALDS CORP                  COM             580135101      395    4,500     SH             Sole               4,500
MCKESSON CORP                   COM             58155Q103      284    3,900     SH             Sole               3,900
MEDCO HEALTH SOLUTIONS INC      COM             58405U102    3,364   71,742     SH             Sole              71,742
MERCK & CO INC NEW              COM             58933Y105    5,490  167,838     SH             Sole             167,838
METLIFE INC                     COM             59156R108    2,962  105,739     SH             Sole             105,739
MICROSOFT CORP                  COM             594918104    3,433  137,918     SH             Sole             137,918
MORGAN STANLEY                  COM NEW         617446448      289   21,400     SH             Sole              21,400
NATIONAL INSTRS CORP            COM             636518102    3,028  132,450     SH             Sole             132,450
NETAPP INC                      COM             64110D104    3,362   99,100     SH             Sole              99,100
NEWS CORP                       CL A            65248E104      235   15,200     SH             Sole              15,200
OCCIDENTAL PETE CORP DEL        COM             674599105      265    3,700     SH             Sole               3,700
ORACLE CORP                     COM             68389X105      293   10,200     SH             Sole              10,200
PEABODY ENERGY CORP             COM             704549104    3,160   93,272     SH             Sole              93,272
PEPSICO INC                     COM             713448108      452    7,297     SH             Sole               7,297
PFIZER INC                      COM             717081103    1,098   62,085     SH             Sole              62,085
PHILIP MORRIS INTL INC          COM             718172109    5,858   93,908     SH             Sole              93,908
PNC FINL SVCS GROUP INC         COM             693475105    1,657   34,381     SH             Sole              34,381
PROCTER & GAMBLE CO             COM             742718109    1,036   16,400     SH             Sole              16,400
PRUDENTIAL FINL INC             COM             744320102      211    4,500     SH             Sole               4,500
QUALCOMM INC                    COM             747525103    4,642   95,450     SH             Sole              95,450
REGIONS FINANCIAL CORP NEW      COM             7591EP100       66   19,900     SH             Sole              19,900
ROYAL BK CDA MONTREAL QUE       COM             780087102      364    7,900     SH             Sole               7,900
SOUTHERN CO                     COM             842587107      292    6,900     SH             Sole               6,900
SPRINT NEXTEL CORP              COM SER 1       852061100      210   69,000     SH             Sole              69,000
SUNCOR ENERGY INC NEW           COM             867224107    2,911  113,363     SH             Sole             113,363
SUPERVALU INC                   COM             868536103       97   14,600     SH             Sole              14,600
TARGET CORP                     COM             87612E106    3,077   62,736     SH             Sole              62,736
TIME WARNER CABLE INC           COM             88732J207      297    4,735     SH             Sole               4,735
TIME WARNER INC                 COM NEW         887317303      385   12,833     SH             Sole              12,833

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
TORONTO DOMINION BANK ONT       COM NEW         891160509    2,384   33,312     SH             Sole              33,312
TRAVELERS COMPANIES INC         COM             89417E109      239    4,900     SH             Sole               4,900
TYCO INTERNATIONAL LTD          SHS             H89128104      204    5,000     SH             Sole               5,000
UNITED PARCEL SERVICE INC       CL B            911312106      366    5,800     SH             Sole               5,800
UNITED TECHNOLOGIES CORP        COM             913017109      338    4,800     SH             Sole               4,800
UNITEDHEALTH GROUP INC          COM             91324P102      392    8,500     SH             Sole               8,500
US BANCORP DEL                  COM NEW         902973304      414   17,600     SH             Sole              17,600
VALERO ENERGY CORP NEW          COM             91913Y100      268   15,100     SH             Sole              15,100
VERIZON COMMUNICATIONS INC      COM             92343V104    1,376   37,400     SH             Sole              37,400
WAL MART STORES INC             COM             931142103    1,910   36,800     SH             Sole              36,800
WALGREEN CO                     COM             931422109      214    6,500     SH             Sole               6,500
WARNACO GROUP INC               COM NEW         934390402    2,378   51,600     SH             Sole              51,600
WELLPOINT INC                   COM             94973V107    4,945   75,750     SH             Sole              75,750
WELLS FARGO & CO NEW            COM             949746101    5,837  242,006     SH             Sole             242,006
XEROX CORP                      COM             984121103       77   11,093     SH             Sole              11,093
XILINX INC                      COM             983919101    3,064  111,658     SH             Sole             111,658

                                                TOTAL      210,214